Computer Hardware and Other Property - Summary of Computer Hardware and Other Property (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 921
Ending balance	473	$ 921
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,308	4,075
Capital expenditures	184	257
Acquisitions	1	7
Removed from service	(158)	(88)
Disposals of businesses	(2,423)	(81)
Translation and other, net	(86)	138
Ending balance	1,826	4,308
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,387)	(3,114)
Removed from service	158	88
Disposals of businesses	1,942	48
Translation and other, net	61	(113)
Ending balance	(1,353)	(3,387)
Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(110)	(113)
Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(17)	(183)
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	275
Ending balance	87	275
Computer hardware [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,442	2,246
Capital expenditures	122	150
Acquisitions	1	2
Removed from service	(150)	(36)
Disposals of businesses	(1,594)	(5)
Translation and other, net	(47)	85
Ending balance	774	2,442
Computer hardware [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,167)	(1,965)
Removed from service	150	36
Disposals of businesses	1,357	4
Translation and other, net	38	(76)
Ending balance	(687)	(2,167)
Computer hardware [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(54)	(52)
Computer hardware [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(11)	(114)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	507
Ending balance	316	507
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,371	1,319
Capital expenditures	24	81
Removed from service	(1)	(5)
Disposals of businesses	(612)	(66)
Translation and other, net	(25)	42
Ending balance	757	1,371
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(864)	(789)
Removed from service	1	5
Disposals of businesses	448	38
Translation and other, net	15	(32)
Ending balance	(441)	(864)
Land, buildings and building improvements [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(37)	(41)
Land, buildings and building improvements [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(4)	(45)
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	139
Ending balance	70	139
Furniture, fixtures and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	495	510
Capital expenditures	38	26
Acquisitions		5
Removed from service	(7)	(47)
Disposals of businesses	(217)	(10)
Translation and other, net	(14)	11
Ending balance	295	495
Furniture, fixtures and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(356)	(360)
Removed from service	7	47
Disposals of businesses	137	6
Translation and other, net	8	(5)
Ending balance	(225)	(356)
Furniture, fixtures and equipment [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(19)	(20)
Furniture, fixtures and equipment [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	$ (2)	$ (24)